SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599

AMERICA ● ASIA PACIFIC ● EUROPE

June 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds III

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to (i) the proposed acquisition by BlackRock LifePath® Index Retirement Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm LifePath® Retirement Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A, Investor P and Institutional Shares of BlackRock LifePath® Index Retirement Fund; (ii) the proposed acquisition by BlackRock LifePath® Index 2020 Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm LifePath® 2020 Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A, Investor P and Institutional Shares of BlackRock LifePath® Index 2020 Fund; (iii) the proposed acquisition by BlackRock LifePath® Index 2030 Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm LifePath® 2030 Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A, Investor P and Institutional Shares of BlackRock LifePath® Index 2030 Fund; (iv) the proposed acquisition by BlackRock LifePath® Index 2040 Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm LifePath® 2040 Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A, Investor P and Institutional Shares of BlackRock LifePath® Index 2040 Fund; and (v) the proposed acquisition by BlackRock LifePath® Index 2050 Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm LifePath® 2050 Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A and Investor P Shares of BlackRock LifePath® Index 2050 Fund.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Securities and Exchange Commission

June 14, 2018

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Fund Advisors